Intangible assets, net (Tables)	12 Months Ended
Mar. 31, 2020
Intangible assets, net
Schedule of components of intangible assets, net

	March 31,
	2019	2020	2020
	RMB	RMB	US$

Cord blood bank operating rights	138,628	138,628	19,578
Less: Accumulated amortization	(41,184)	(45,805)	(6,469)
Total intangible assets, net	97,444	92,823	13,109

Schedule of estimated amortization expenses

	March 31, 2020
	RMB	US$
Fiscal years ending March 31,
2021	4,621	653
2022	4,621	653
2023	4,621	653
2024	4,621	653
2025	4,621	653
2026 and thereafter	69,718	9,844
Total amortization expenses	92,823	13,109